Summary Of Significant Accounting Policies	12 Months Ended
Sep. 30, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation—RGC Resources, Inc. is an energy services company engaged in the sale and distribution of natural gas. The consolidated financial statements include the accounts of RGC Resources, Inc. and its wholly owned subsidiaries ("Resources" or the "Company"); Roanoke Gas Company ("Roanoke Gas"); Diversified Energy Company; and RGC Ventures of Virginia, Inc., operating as Application Resources and The Utility Consultants. Roanoke Gas is a natural gas utility, which distributes and sells natural gas to approximately 57,700 residential, commercial and industrial customers within its service areas in Roanoke, Virginia and the surrounding localities. The Company's business is seasonal in nature and weather dependent as a majority of natural gas sales are for space heating during the winter season. Roanoke Gas is regulated by the Virginia State Corporation Commission ("SCC" or "Virginia Commission"). Application Resources provides information system services to software providers in the utility industry. The Utility Consultants provides regulatory consulting services to other utilities. Diversified Energy Company is currently inactive.

The Company follows accounting and reporting standards set by the Financial Accounting Standards Board ("FASB") and the Securities and Exchange Commission ("SEC").

Resources has only one reportable segment as defined under FASB ASC No. 280 – Segment Reporting. All intercompany transactions have been eliminated in consolidation.

Rate Regulated Basis of Accounting—The Company's regulated operations follow the accounting and reporting requirements of FASB ASC No. 980, Regulated Operations. The economic effects of regulation can result in a regulated company deferring costs that have been or are expected to be recovered from customers in a period different from the period in which the costs would be charged to expense by an unregulated enterprise. When this situation occurs, costs are deferred as assets in the consolidated balance sheet (regulatory assets) and recorded as expenses when such amounts are reflected in rates. Additionally, regulators can impose liabilities upon a regulated company for amounts previously collected from customers and for current collection in rates of costs that are expected to be incurred in the future (regulatory liabilities). In the event that the provisions of FASB ASC No. 980 no longer apply to any or all regulatory assets or liabilities, the Company would write off such amounts and include them in the consolidated statement of income and comprehensive income in the period for which FASB ASC No. 980 no longer applied.

Regulatory assets and liabilities included in the Company's consolidated balance sheets as of September 30, 2011 and 2010 are as follows:

	September 30
	2011	2010

Regulatory Assets:
Current Assets:
Other:
Accrued pension and postretirement medical	$661,376	$579,613

Utility Property:
In service:
Other	11,945	11,945

Other Assets:
Regulatory assets:
Premium on early retirement of debt	126,570	156,947
Accrued pension and postretirement medical	7,421,159	6,323,378

Total regulatory assets	$8,221,050	$7,071,883

Regulatory Liabilities:
Current Liabilities:
Over-recovery of gas costs	$355,476	$2,581,600

Deferred Credits and Other Liabilities:
Asset retirement obligations	3,863,933	3,073,782
Regulatory cost of retirement obligations	7,596,678	7,699,319

Total regulatory liabilities	$11,816,087	$13,354,701

As of September 30, 2011, the Company had regulatory assets in the amount of $8,077,610 on which the Company did not earn a return during the recovery period. These assets pertain to the net funded position of the Company's benefit plans related to its regulated operations. As such, the amortization period is not specifically defined.

Utility Plant and Depreciation—Utility plant is stated at original cost. The cost of additions to utility plant includes direct charges and overhead. The cost of depreciable property retired is charged to accumulated depreciation. The cost of asset removals, less salvage, is charged to "regulatory cost of retirement obligations" or "asset retirement obligations" as explained under Asset Retirement Obligations below. Maintenance, repairs, and minor renewals and betterments of property are charged to operations and maintenance.

Provisions for depreciation are computed principally at composite straight-line rates as determined by depreciation studies required to be performed on the regulated utility assets of Roanoke Gas Company every five years. The Company completed its most recent depreciation study in July 2009 and received notification from the SCC to implement these new rates retroactive to October 1, 2008.

The composite weighted-average depreciation rate under the new depreciation study was 3.34% and 3.32% for the fiscal years ended September 30, 2011 and 2010, respectively.

The composite rates are comprised of two components, one based on average service life and one based on cost of retirement. As a result, the Company accrues the estimated cost of retirement of long-lived assets through depreciation expense. Retirement costs are not a legal obligation but rather the result of cost-based regulation and are accounted for under the provisions of FASB ASC No. 980. Such amounts are classified as a regulatory liability.

The Company reviews long-lived assets and certain identifiable intangibles for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. These reviews have not identified any impairments which would cause a material effect on the results of operations or financial condition.

Asset Retirement Obligations – FASB ASC No. 410, Asset Retirement and Environmental Obligations, requires entities to record the fair value of a liability for an asset retirement obligation when there exists a legal obligation for the retirement of the asset. When the liability is initially recorded, the entity capitalizes the cost, thereby increasing the carrying amount of the underlying asset. In subsequent periods, the liability is accreted, and the capitalized cost is depreciated over the useful life of the underlying asset. The Company has recorded asset retirement obligations for its future legal obligations related to purging and capping its distribution mains and services upon retirement, although the timing of such retirements is uncertain.

The Company's composite depreciation rates include a component to provide for the cost of retirement of assets. As a result, the Company accrues the estimated cost of retirement of its utility plant through depreciation expense and creates a corresponding regulatory liability. The costs of retirement considered in the development of the depreciation component include those costs associated with the legal liability. Therefore, the asset retirement obligation is reclassified from the regulatory cost of retirement obligation. If the legal obligations were to exceed the regulatory liability provided for in the depreciation rates, the Company would establish a regulatory asset for such difference with the anticipation of future recovery through rates charged to customers. The Company increased its asset retirement obligation to reflect changes in the estimated cash flows related to distribution main retirements.

The following is a summary of the asset retirement obligation:

	Years Ended September 30
	2011	2010

Balance, beginning of year	$3,073,782	$2,735,735
Liabilities incurred	45,100	21,446
Liabilities settled	(121,854)	(62,512)
Accretion	179,472	150,019
Revisions to estimated cash flows	687,433	229,094

Balance, end of year	$3,863,933	$3,073,782

Cash, Cash Equivalents and Short-Term Investments—From time to time, the Company will have balances on deposit at banks in excess of the amount insured by the Federal Deposit Insurance Corporation ("FDIC"). The Company has not experienced any losses on these accounts and does not consider these amounts to be at credit risk. As of September 30, 2011, the Company did not have any bank deposits in excess of the FDIC insurance limits of $250,000. For purposes of the consolidated statements of cash flows, the Company considers all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents.

Customer Receivables and Allowance for Doubtful Accounts – Accounts receivable consists of amounts billed to customers for natural gas sales and related services. The Company provides an estimate for losses on these receivables by utilizing historical information, current account balances, account aging and current economic conditions. Customer accounts are charged off annually when deemed uncollectible or when turned over to a collection agency for action.

A reconciliation of changes in the allowance for doubtful accounts is as follows:

	Years Ended September 30
	2011	2010

Balance, beginning of year	$65,275	$50,687
Additions charged to bad debt expense	67,317	140,178
Recoveries of accounts written off	190,995	194,395
Accounts written off	(257,529)	(319,985)

Balance, end of year	$66,058	$65,275

Inventories—Inventories, consisting of natural gas in storage and materials and supplies, are recorded at average cost. Injections into storage are priced at the purchase cost at the time of injection and withdrawals from storage are priced at the weighted average price in storage. Materials and supplies are removed from inventory at average cost.

Unbilled Revenues—The Company bills its natural gas customers on a monthly cycle basis; however, the billing cycle period for most customers does not coincide with the accounting periods used for financial reporting. As the Company recognizes revenue when gas is delivered, an accrual is made to estimate revenues for natural gas delivered to customers but not billed during the accounting period. The amounts of unbilled revenue receivable included in accounts receivable on the consolidated balance sheets at September 30, 2011 and 2010 were $1,088,611 and $1,070,062, respectively.

Income Taxes—Income taxes are accounted for using the asset and liability method. Under the asset and liability method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the years in which those temporary differences are expected to be recovered or settled. A valuation allowance against deferred tax assets is provided if it is more likely than not the deferred tax asset will not be realized. The Company and its subsidiaries file state and federal consolidated income tax returns.

Debt Expenses—Debt issuance expenses are amortized over the lives of the debt instruments.

Over/Under-Recovery of Natural Gas Costs—Pursuant to the provisions of the Company's Purchased Gas Adjustment ("PGA") clause, the SCC provides the Company with a method of passing along to its customers increases or decreases in natural gas costs incurred by its regulated operations, including gains and losses on natural gas derivative hedging instruments. On a quarterly basis, the Company files a PGA rate adjustment request with the SCC to adjust the gas cost component of its rates up or down depending on projected price and activity. Once administrative approval is received, the Company adjusts the gas cost component of its rates to reflect the approved amount. As actual costs will differ from the projections used in establishing the PGA rate, the Company may either over-recover or under-recover its actual gas costs during the period. Any difference between actual costs incurred and costs recovered through the application of the PGA is recorded as a regulatory asset or liability. At the end of the deferral period, the balance of the net deferred charge or credit is amortized over an ensuing 12-month period as amounts are reflected in customer billings.

Fair Value – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company determines fair value based on the following fair value hierarchy which prioritizes each input to the valuation methods into one of the following three broad levels:

  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
  Level 2 – Inputs other than quoted prices in Level 1 that are either for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, or inputs that are derived principally from or corroborated by observable market data by correlation or other means.
  Level 3 – Unobservable inputs for the asset or liability where there is little, if any, market activity which require the Company to develop its own assumptions.

The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets (Level 1) and the lowest priority to unobservable inputs (Level 3). All fair value disclosures are categorized within one of the three categories in the hierarchy. See fair value disclosures in derivatives and hedging activities below and in Notes 7 and 12.

Use of Estimates—The preparation of financial statements in conformity with Generally Accepted Accounting Principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Excise and Sales Taxes – Certain excise and sales taxes imposed by the state and local governments in the Company's service territory are collected by the Company from its customers. These taxes are accounted for on a net basis and therefore are not included as revenues in the Company's Consolidated Statements of Income and Comprehensive Income.

Earnings Per Share—Basic earnings per share and diluted earnings per share are calculated by dividing net income by the weighted average common shares outstanding during the period and the weighted average common shares outstanding during the period plus dilutive potential common shares, respectively. Dilutive potential common shares are calculated in accordance with the treasury stock method, which assumes that proceeds from the exercise of all options are used to repurchase common stock at market value. The amount of shares remaining after the proceeds are exhausted represents the potentially dilutive effect of the securities. A reconciliation of basic and diluted earnings per share is presented below:

	Years Ended September 30
	2011	2010
Net Income	$4,653,473	$4,445,436
Weighted average common shares	4,592,713	4,514,262
Effect of dilutive securities:
Options to purchase common stock	8,079	13,898
Diluted average common shares	4,600,792	4,528,160
Earnings Per Share of Common Stock:
Baisc	$1.01	$0.98
Diluted	$1.01	$0.98

Business and Credit Concentrations—The primary business of the Company is the distribution of natural gas to residential, commercial and industrial customers in its service territories.

No regulated sales to individual customers accounted for more than 5% of total revenue in any period or amounted to more than 5% of total accounts receivable.

Roanoke Gas currently holds the only franchises and/or certificates of public convenience and necessity to distribute natural gas in its service area. These franchises are effective through January 1, 2016. Certificates of public convenience and necessity in Virginia are exclusive and are intended for perpetual duration.

Roanoke Gas is served directly by two primary pipelines. These two pipelines provide 100% of the natural gas supplied to the Company's customers. Depending upon weather conditions and the level of customer demand, failure of one or both of these transmission pipelines could have a major adverse impact on the Company.

Derivative and Hedging Activities—FASB ASC No. 815, Derivatives and Hedging, requires the recognition of all derivative instruments as assets or liabilities in the Company's balance sheet and measurement of those instruments at fair value.

The Company's hedging and derivatives policy allows management to enter into derivatives for the purpose of managing commodity and financial market risks of its business operations. The Company's hedging and derivatives policy specifically prohibits the use of derivatives for speculative purposes. The key market risks that RGC Resources, Inc. hedges against include the price of natural gas and the cost of borrowed funds.

The Company periodically enters into collars, swaps and caps for the purpose of hedging the price of natural gas in order to provide price stability during the winter months. The fair value of these instruments is recorded in the balance sheet with the offsetting entry to either under-recovery of gas costs or over-recovery of gas costs. Net income and other comprehensive income are not affected by the change in market value as any cost incurred or benefit received from these instruments is recoverable or refunded through the PGA as the SCC allows for full recovery of prudent costs associated with natural gas purchases. At September 30, 2011, the Company had no outstanding derivative instruments for the purchase of natural gas. At September 30, 2010, the Company had collar agreements outstanding for the winter period to hedge 1,300,000 decatherms of natural gas with a fair value of $83,160. As the market value of natural gas fell below the floor price for a portion of the collar agreements, the Company recorded the fair value adjustment under the balance sheet caption "Fair value of marked-to-market transactions" with the offsetting entry to "Over-recovery of gas costs."

The Company also has two interest rate swaps associated with its variable rate notes. The first swap relates to the $15,000,000 note issued in November 2005. This swap essentially converts the floating rate note based upon LIBOR into fixed rate debt with a 5.74% effective interest rate. The second swap relates to the $5,000,000 variable rate note issued in October 2008. This swap converts the variable rate note based on LIBOR into a fixed rate debt with a 5.79% effective interest rate. Both swaps mature on December 1, 2015 and qualify as cash flow hedges with changes in fair value reported in other comprehensive income.

No derivative instruments were deemed to be ineffective for any period presented.

The table below reflects the fair values of the derivative instruments and their corresponding classification in the consolidated balance sheets under the current liabilities caption of "Fair value of marked-to-market transactions" as of September 30, 2011 and 2010, respectively:

Fair Value of Derivative Instruments
	September 30
	2011	2010
Derivatives designated as hedging instruments:

Interest rate swaps	$3,312,176	$3,536,545
Natural gas collar arrangement	-	83,160

Total derivatives designated as hedging instruments	$3,312,176	$3,619,705

See Note 12 for additional information on fair value.

Based on the interest rate environment as of September 30, 2011, approximately $900,000 of the fair value of the interest rate hedges will be reclassified from other comprehensive loss into interest expense on the income statement over the next 12 months. Changes in LIBOR rates during that period could significantly change the estimated amount to be reclassified to income as well as the fair value of the interest rate hedges.

Other Comprehensive Loss—A summary of other comprehensive loss and financial instrument activity is provided below:

	Year Ended September 30
	2011	2010
Interest Rate Swaps
Unrealized losses	$(723,525)	$(2,025,678)
Income tax	274,652	768,948
Net unrealized losses	(448,873)	(1,256,730)
Transfer of realized losses to interest expense	947,894	940,188
Income tax	(359,822)	(356,896)
Net transfer of realized losses to interest expense	588,072	583,292
Defined Benefit Plans
Unrecognized net losses arising during the period	(689,785)	(647,439)
Income tax	262,119	246,031
Net unrecognized losses arising during the period	(427,666)	(401,408)
Transfer of realized losses to income	149,604	102,478
Income tax	(56,850)	(38,942)
Net transfer of realized losses to income	92,754	63,536
Amortization of transition obligation	47,093	47,093
Income tax	(17,895)	(17,900)
Net amortization of transition obligation	29,198	29,193
Net other comprehensive loss	$(166,515)	$(982,117)
Accumulated comprehensive loss - beginning of period	(3,866,823)	(2,884,706)
Accumulated comprehensive loss - end of period	$(4,033,338)	$(3,866,823)

The components of accumulated comprehensive loss as of September 30, 2011 and 2010 include:

	September 30
	2011	2010

Interest rate swaps	$(2,054,874)	$(2,194,073)
Pension plan	(1,354,418)	(1,113,787)
Postretirement benefit plan	(624,046)	(558,963)

Total accumulated comprehensive loss	$(4,033,338)	$(3,866,823)

Recently Adopted Accounting Standards - In January 2010, the FASB issued additional guidance under Accounting Standards Update ("ASU") 2010-06, Fair Value Measurements and Disclosures –Improving Disclosures about Fair Value Measurements. This ASU improves disclosures regarding fair value under FASB ASC No. 820 including (1) requiring an entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers; (2) in the reconciliation for fair value measurements using significant unobservable inputs (Level 3), a reporting entity should present separately information about purchases, sales, issuances and settlements; and (3) providing clarification that a reporting entity should provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and non-recurring fair value measurements. The Company adopted ASU 2010-06 effective with its March 31, 2010 reporting date. The adoption had no material impact on the Company's financial position, results of operations or cash flows. The disclosures required by FASB ASC No. 820 are included in Note 12.

In March 2008, the FASB issued guidance under FASB ASC No. 815 – Derivatives and Hedging, to enhance the current disclosure framework by requiring entities to disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for, and (c) how derivative instruments and related hedged items affect an entity's financial position, financial performance and cash flow. The adoption of the additional disclosure provisions of FASB ASC No. 815 had no material impact on the Company's financial position, results of operations or cash flows. The additional disclosures required by FASB ASC No. 815 are included in Notes 1 and 12.

In December 2008, the FASB issued FASB Staff Position No. 132(R)-1, (FSP 132(R)-1),

Employers' Disclosures about Postretirement Benefit Plan Assets (FASB ASC No. 715). FASB's objective of these changes was to improve disclosures about plan assets in employers' defined benefit pension or other postretirement plans by providing users of financial statements with an understanding of : (a) How investment allocation decisions are made, including the factors that are pertinent to an understanding of investment policies and strategies; (b) The major categories of plan assets; (c) The inputs and valuation techniques used to measure the fair value of plan assets; (d) The effect of fair value measurements using significant unobservable inputs on changes in plan assets for the period; and (e) Significant concentrations of risk within plan assets. The new disclosure requirements are included in Note 7.

In July 2010, the FASB issued guidance under FASB ASC No. 310 – Receivables, to provide greater transparency about an entity's allowance for credit losses and the credit quality of its financing receivables on a disaggregated basis. Financing receivables represent a contractual right to receive money either on demand or on fixed or determinable dates and are recognized as assets on the entity's balance sheet. The Company has two primary types of financing receivables: trade accounts receivable, resulting from the sale of natural gas and other services to its customers, and notes receivable. Trade accounts receivable are specifically excluded from the provisions of this guidance as they are short-term in nature. The Company's notes receivable represents the balance on a five-year note with a fifteen year amortization for partial payment on the sale of the Bluefield, Virginia natural gas distribution assets to ANGD, LLC in October 2007 and a 24 month note from a customer related to the payment for relocating part of a natural gas distribution main. Both notes are performing assets with all payments current. Management evaluates the status of the notes each reporting period to make an assessment on the collectability of the balance. In its most recent evaluation, management concluded that the notes continued to be fully collectible and no loss reserve was required. Either note would be considered past due if either the interest or principal installment were outstanding for more than 30 days after their contractual due date.

Recently Issued Accounting Standards – In May 2011, the FASB issued guidance under FASB ASC No. 820 – Fair Value Measurement, which serves to converge guidance between the FASB and the International Accounting Standards Board ("IASB") for fair value measurements and their related disclosures. This guidance provides for common requirements for measuring fair value and for disclosing information about fair value measurements including the consistency of the meaning of the term "fair value". This guidance provides clarification about the application of existing fair value measurement and disclosure requirements as well as changes in particular requirements for measuring fair value or for disclosing information about fair value measurements. The new requirements are effective for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of this guidance but does not anticipate these changes to have a material impact on its financial position, results of operations or cash flows. However, management does anticipate the adoption of this guidance will result in changes to disclosures surrounding fair value.

In June 2011, the FASB issued guidance under FASB ASC No. 220 – Comprehensive Income that defines the presentation of Comprehensive Income in the financial statement. According to the guidance, an entity may present a single continuous statement of comprehensive income or two separate statements – a statement of income and a statement of other comprehensive income that immediately follows the statement of income. In either presentation, the entity is required to present on the face of the financial statement the components of other comprehensive income including the reclassification adjustment for items that are reclassified from other comprehensive income to net income. The new requirements are effective on a retrospective basis for annual periods, and interim periods within those years, beginning after December 15, 2011. Management is currently evaluating the specific requirements of this guidance but does not anticipate these changes to have a material impact on its financial position or cash flows. Management does expect changes related to its statement of income and comprehensive income to include additional details currently included in the footnotes.

Other accounting standards that have been issued or proposed by the FASB or other standard–setting bodies are not currently applicable to the Company or are not expected to have a significant impact on the Company's financial position, results of operations and cash flows.